Equity-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2013	Feb. 18, 2011	Dec. 31, 2013 Performance Phantom Units [Member]		Dec. 31, 2012 Performance Phantom Units [Member]		Dec. 31, 2011 Performance Phantom Units [Member]	Dec. 31, 2013 Performance Phantom Units [Member] Subsequent Event [Member] Expected To Vest 2014 [Member]	Dec. 31, 2013 Performance Phantom Units [Member] Subsequent Event [Member] Expected To Vest 2015 [Member]	Dec. 31, 2013 Performance Phantom Units [Member] Maximum [Member] Subsequent Event [Member]	Dec. 31, 2013 Restricted Phantom Units [Member]	Dec. 31, 2012 Restricted Phantom Units [Member]		Dec. 31, 2011 Restricted Phantom Units [Member]	Dec. 31, 2013 Restricted Phantom Units [Member] Subsequent Event [Member] Expected To Vest 2014 [Member]	Dec. 31, 2013 Restricted Phantom Units [Member] Subsequent Event [Member] Expected To Vest 2015 [Member]	Dec. 31, 2013 Phantom Units [Member]	Dec. 31, 2012 Phantom Units [Member]	Dec. 31, 2011 Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum limited partner units that may be issued pursuant to awards under the 2005 LTIP	850,000
Reclassification of share-based compensation liability to additional paid-in capital		$ 2
Number of Performance Units to be vested over three years										200.00%
Expected to vest units			12,960	[1]				2,070	10,890		13,351				2,070	11,281
Unrecognized compensation expense			$ 1								$ 1
Weighted average period for the recognition of the unrecognized compensation costs, in years										2 years	2 years
Granted units			11,450		11,740	[2]	10,580				11,590	11,740	[2]	10,580			4,400	4,000	4,000
Estimated forfeiture rate			10.00%								10.00%	10.00%

[1]	Based on our December 31, 2013 estimated achievement of specified performance targets, the performance estimate for units granted in both 2013 and 2012 is 100%. The estimated forfeiture rate for units granted in both 2013 and 2012 is 10%.
[2]	Includes the impact of conversion of the underlying securities, in connection with Phillip 66's separation from ConocoPhillips, granted under the 2012 LTIP.